Derivative Liabilities (Details)				1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 03, 2019 USD ($) $ / shares shares	Jun. 03, 2019 USD ($) $ / shares shares	Jun. 03, 2019 SEK (kr)	Feb. 29, 2020 USD ($) shares	Feb. 23, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) $ / shares shares	Nov. 29, 2018 USD ($)	Jun. 30, 2021 kr / shares $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 kr / shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 kr / shares	May 31, 2019 kr / shares	May 31, 2019 SEK (kr)	Nov. 29, 2018 SEK (kr)
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares	3,996,864											50,341,080
Common stock, par value | (per share)												$ 0.01	kr 33		$ 0.01
Exercise Price | (per share)									$ 0.10	$ 0.10		$ 0.7	0.85		$ 0.4	kr 33		kr 6
Convertible debt (in Kronor) | kr																					kr 200,000,000
Bearing interest rate								2.00%													2.00%
Convertible shares and warrants percentage								50.00%
Cash payment		$ 673,000									$ 533,000	$ 5,109,000
Committed tranches settled receipt	$ 1,000,000			$ 1,000,000
Common stock shares (in Shares) | shares	9,330,000	9,330,000		9,330,000		9,330,000						9,330,000		1	1	1
Settlement Shares amount	$ 2,500,000			$ 2,500,000
Settlement warrants amount				$ 625,000	$ 600,000
Estimated fair value												$ 2,935,000
Cash settlement paid						$ 673,000						673,000
Market value						$ 2,262,000						$ 2,262,000
Warrants issued settlement shares (in Shares) | shares					3,996,864
Warrants exchangeable shares description												The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.
Increase decrease volatility rate											5.00%
Fair value estimate loss											$ 30,000
Fair value estimate profit											$ 26,000
Valuation of derivative liabilities description											the effect of a 5% strengthening of the U.S. dollar against the SEK, would result in a profit of $7. An assumed 5% weakening of the U.S. dollar against the SEK would have an equal but opposite effect on the basis that all other variables remained constant.
Committed tranches settled receipt	10,5 million) from the investor in cash, in exchange for a subscription of 9,330,000 common shares in the Company (Settlement Shares) valued at $2.5
Warrants excercise price (in Dollars per share) | $ / shares	$ 0.38	$ 0.38
Rights of warrants (in Dollars per share) | $ / shares									$ 0.01	0.01
Exercise price per share | (per share)									$ 0.05	$ 0.4
Weighted average contractual life									1 year 6 months 14 days	1 year 6 months 14 days
Weighted average exercise price (in Dollars per share) | $ / shares										$ 0.33
Maximum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr			kr 6,000,000
Minimum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr			kr 4,000,000
TO1 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares							20,166,221
Common stock, par value | (per share)							$ 0.01												kr 0.05
Exercise price							$ 0.9													kr 7.5
Common Stock [Member]
Derivative Liabilities (Details) [Line Items]
Common stock, par value | kr / shares														kr 0.05			kr 0.05
Settlement Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares				3,996,864
TO2 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares												50,341,080
Common stock, par value | (per share)												$ 0.01					kr 0.05
Exercise Price | (per share)												$ 0.69						kr 60
TO3 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares									121,162,817	121,162,817
Exercise Price | (per share)									$ 0.20	$ 0.20			kr 170
Grant and expire date									Apr. 15, 2023	Apr. 15, 2023
Amount 20 tranches [Member]
Derivative Liabilities (Details) [Line Items]
Funded each over amount								$ 10,000,000